EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2014
Amounts recognized in balance sheet:
Noncurrent asset				$ 35	$ 8
Rockwood Holdings, Inc
EMPLOYEE BENEFIT PLANS
Pension and related liabilities assumed in acquisition						$ 233
Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Non-discretionary employer contributions (as a percent)	6.00%
Employer matching contribution (as a percent)	4.00%
Total Employer contribution (as a percent)	10.00%
Change in plan assets
Fair value of plan assets at beginning of year	$ 3,300
Fair value of plan assets at end of year	3,200	$ 3,300
Funded status
Fair value of plan assets	$ 3,300	3,300		3,200	3,300
Defined Benefit Plans | Minimum
EMPLOYEE BENEFIT PLANS
Annual pay credits, percentage of eligible pay	4.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	1.00%
Defined Benefit Plans | Maximum
EMPLOYEE BENEFIT PLANS
Annual pay credits, percentage of eligible pay	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	8.00%
Period of additional annual pay credits	5 years
U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,001	877
Service cost	32	27	$ 31
Interest cost	43	45	40
Acquisitions/divestitures		9
Actuarial loss (gain)	(65)	129
Benefits paid	(50)	(86)
Benefit obligation at end of year	961	1,001	877
Change in plan assets
Fair value of plan assets at beginning of year	761	755
Actual return on plan assets	(10)	41
Acquisitions/divestitures		6
Company contributions	21	45
Benefits paid	(50)	(86)
Fair value of plan assets at end of year	722	761	755
Funded status
Fair value of plan assets	761	755	755	722	761
Benefit obligation	1,001	877	877	961	1,001
Accrued benefit cost				(239)	(240)
Amounts recognized in balance sheet:
Current liability				(6)	(6)
Noncurrent liability				(233)	(234)
Total				(239)	(240)
Non-U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	3,317	2,859
Service cost	40	32	38
Interest cost	79	102	90
Participant contributions	6	7
Plan amendments	(31)	(6)
Acquisitions/divestitures		333
Foreign currency exchange rate changes	(210)	(294)
Curtailments	(4)	(1)
Special termination benefits	3	3	9
Actuarial loss (gain)	(65)	458
Benefits paid	(125)	(176)
Benefit obligation at end of year	3,010	3,317	2,859
Change in plan assets
Fair value of plan assets at beginning of year	2,587	2,443
Actual return on plan assets	40	337
Foreign currency exchange rate changes	(153)	(235)
Participant contributions	6	7
Acquisitions/divestitures		106
Company contributions	76	105
Benefits paid	(125)	(176)
Fair value of plan assets at end of year	2,431	2,587	2,443
Funded status
Fair value of plan assets	2,587	2,443	2,443	2,431	2,587
Benefit obligation	3,317	2,859	2,859	3,010	3,317
Accrued benefit cost				(579)	(730)
Amounts recognized in balance sheet:
Noncurrent asset				35	8
Current liability				(5)	(7)
Noncurrent liability				(609)	(731)
Total				(579)	(730)
U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	137	105
Service cost	4	3	4
Interest cost	5	5	5
Participant contributions	3	3
Plan amendments	(40)
Acquisitions/divestitures		3
Actuarial loss (gain)	(9)	30
Benefits paid	(12)	(12)
Benefit obligation at end of year	88	137	105
Change in plan assets
Participant contributions	3	3
Company contributions	9	9
Benefits paid	(12)	(12)
Funded status
Benefit obligation	137	105	105	88	137
Accrued benefit cost				(88)	(137)
Amounts recognized in balance sheet:
Current liability				(9)	(9)
Noncurrent liability				(79)	(128)
Total				(88)	(137)
Non-U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	6	5
Foreign currency exchange rate changes	(1)
Actuarial loss (gain)		1
Benefit obligation at end of year	5	6	5
Funded status
Benefit obligation	$ 6	$ 5	$ 5	5	6
Accrued benefit cost				(5)	(6)
Amounts recognized in balance sheet:
Noncurrent liability				(5)	(6)
Total				$ (5)	$ (6)